Annual Fund Operating Expenses - Delaware VIP Fund for Income Series - Service Class	Dec. 31, 2021
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.15%	[1]
Total annual fund operating expenses	1.10%
Fee waivers and expense reimbursements	(0.06%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%

[1]	“Other expenses” for Service Class are estimated for the current fiscal year.
[2]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 1.04% of the Series’ average daily net assets from March 10, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.